Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	$ 75,412	$ 75,654
Accumulated Amortization	(53,251)	(45,134)
Net Carrying Amount	22,161	30,520
Core deposit intangibles
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	74,001	74,001
Accumulated Amortization	(52,165)	(43,957)
Net Carrying Amount	21,836	30,044
Customer relationship intangible asset
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(1,064)	(984)
Net Carrying Amount	284	364
Non-compete agreement
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	63	100
Accumulated Amortization	(22)	(79)
Net Carrying Amount	41	21
Other intangible assets
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	0	205
Accumulated Amortization	0	(114)
Net Carrying Amount	$ 0	$ 91